UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
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Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:   28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
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Title:      CCO
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

      /s/ David E Scott             Danbury, CT                  11/14/2012
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               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number:  028-06487

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     92
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Form 13F Information Table Value Total:     $ 1,764,319
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1. First Trust Advisors L.P.   13F File Number:  028-06487

EIP All Accounts
As-of 9-30-12

                                                                                                                      Voting
                                                                                                                     Authority
                                                            Market Value $   Shares/  Investment    Other    -----------------------
     Name of Issuer              Title of Class     CUSIP      (x1000)       Quantity Discretion  Managers    Sole     Shared   None
-----------------------------    --------------   --------- -------------- ---------- ----------  --------   ------- ---------  ----
Amerigas Partners L P            Unit L P Int     030975106     22,527        515,970      OTHER     1                 515,970
Amerigas Partners L P            Unit L P Int     030975106     12,759        292,242       SOLE    NONE     292,242
Buckeye Partners L P             Unit LTD Partn   118230101     24,298        506,531      OTHER     1                 506,531
Buckeye Partners L P             Unit LTD Partn   118230101     16,386        341,589       SOLE    NONE     341,589
El Paso Pipeline Partners L      Com Unit LPI     283702108     31,556        847,834      OTHER     1                 847,834
El Paso Pipeline Partners L      Com Unit LPI     283702108     24,233        651,077       SOLE    NONE     651,077
Enterprise Prods Partners L      Com              293792107     51,268        956,487      OTHER     1                 956,487
Enterprise Prods Partners L      Com              293792107     37,787        704,976       SOLE    NONE     704,976
Holly Energy Partners L P        Com Ut Ltd Ptn   435763107     30,194        454,391      OTHER     1                 454,391
Holly Energy Partners L P        Com Ut Ltd Ptn   435763107     15,330        230,703       SOLE    NONE     230,703
Inergy L P                       Unit Ltd Ptnr    456615103        279         14,674      OTHER     1                  14,674
ITC Hldgs Corp                   Com              465685105     21,573        285,430      OTHER     1                 285,430
ITC Hldgs Corp                   Com              465685105     12,153        160,802       SOLE    NONE     160,802
Kinder Morgan Energy Partner     Ut Ltd Partner   494550106     18,626        225,771      OTHER     1                 225,771
Magellan Midstream Prtnrs LP     Com Unit RP LP   559080106     63,911        730,744      OTHER     1                 730,744
Magellan Midstream Prtnrs LP     Com Unit RP LP   559080106     30,922        353,552       SOLE    NONE     353,552
Northeast Utils                  Com              664397106     16,116        421,559      OTHER     1                 421,559
Northeast Utils                  Com              664397106      5,727        149,805       SOLE    NONE     149,805
Oiltanking Partners L P          Unit Ltd         678049107      4,710        123,300      OTHER     1                 123,300
Oiltanking Partners L P          Unit Ltd         678049107      1,604         42,000       SOLE    NONE      42,000
Oneok Inc New                    Com              682680103      2,000         41,389      OTHER     1                  41,389
Oneok Inc New                    Com              682680103        131          2,722       SOLE    NONE       2,722
PVR Partners LP                  Com Unit Reptg L 693665101      5,570        219,465      OTHER     1                 219,465
Plains All Amern Pipeline L      Unit Ltd Partn   726503105     56,365        639,058      OTHER     1                 639,058
Plains All Amern Pipeline L      Unit Ltd Partn   726503105     19,619        222,437       SOLE    NONE     222,437
Questar Corp                     Com              748356102     16,807        826,714      OTHER     1                 826,714
Questar Corp                     Com              748356102        887         43,640       SOLE    NONE      43,640
Sempra Energy                    Com              816851109      8,634        133,877      OTHER     1                 133,877
Sempra Energy                    Com              816851109      3,851         59,719       SOLE    NONE      59,719
Southern Co                      Com              842587107     24,420        529,826      OTHER     1                 529,826
Southern Co                      Com              842587107      3,895         84,518       SOLE    NONE      84,518
Spectra Energy Corp              Com              847560109     28,492        970,427      OTHER     1                 970,427
Spectra Energy Corp              Com              847560109      2,743         93,441       SOLE    NONE      93,441
Suburban Propane Partners LP     Unit Ltd Partn   864482104      3,168         76,585      OTHER     1                  76,585
Suburban Propane Partners LP     Unit Ltd Partn   864482104      2,201         53,220       SOLE    NONE      53,220
UGI Corp New                     Com              902681105     37,742      1,188,709      OTHER     1               1,188,709
UGI Corp New                     Com              902681105     16,010        504,238       SOLE    NONE     504,238
Williams Cos Inc Del             Com              969457100     44,008      1,258,439      OTHER     1               1,258,439
Williams Cos Inc Del             Com              969457100     14,228        406,852       SOLE    NONE     406,852
Wisconsin Energy Corp            Com              976657106      7,805        207,205      OTHER     1                 207,205
Wisconsin Energy Corp            Com              976657106      1,394         37,000       SOLE    NONE      37,000
Alliance Holdings GP LP          Com Units LP     01861G100     13,244        276,197      OTHER     1                 276,197
Alliance Holdings GP LP          Com Units LP     01861G100      8,978        187,231       SOLE    NONE     187,231
Alliance Res Partner L P         Ut Ltd Part      01877R108     27,455        457,962      OTHER     1                 457,962
Alliance Res Partner L P         Ut Ltd Part      01877R108     16,644        277,637       SOLE    NONE     277,637
Centerpoint Energy Inc           Com              15189T107     25,020      1,174,650      OTHER     1               1,174,650
Centerpoint Energy Inc           Com              15189T107      1,210         56,830       SOLE    NONE      56,830
Dominion Res Inc VA New          Com              25746U109     41,087        776,098      OTHER     1                 776,098
Dominion Res Inc VA New          Com              25746U109     11,687        220,765       SOLE    NONE     220,765
Duke Energy Corp New             Com              26441C105     19,554        301,755      OTHER     1                 301,755
EQT Midstream Partners L P       Unit Ltd Partn   26885B100         86          2,990                          2,990
ENBRIDGE INC                     Com              29250N105     18,294        468,708      OTHER     1                 468,708
ENBRIDGE INC                     Com              29250N105     10,178        260,776       SOLE    NONE     260,776
Enbridge Energy Partners L P     Com              29250R106     27,309        927,621      OTHER     1                 927,621
Enbridge Energy Management L     Shs Units LLI    29250X103     52,034      1,643,525      OTHER     1               1,643,525
Enbridge Energy Management L     Shs Units LLI    29250X103     24,442        772,004       SOLE    NONE     772,004
Energy Transfer Prtnrs L P       Unit Ltd Partn   29273R109      8,763        205,844      OTHER     1                 205,844
Energy Transfer Equity L P       Com Ut Ltd Ptn   29273V100     28,907        639,534      OTHER     1                 639,534
Energy Transfer Equity L P       Com Ut Ltd Ptn   29273V100     17,323        383,260       SOLE    NONE     383,260
Exelon Corp                      Com              30161N101     14,644        411,590      OTHER     1                 411,590
Exelon Corp                      Com              30161N101        832         23,380       SOLE    NONE      23,380
Kinder Morgan Management LLC     Shs              49455U100     80,028      1,047,488      OTHER     1               1,047,488
Kinder Morgan Management LLC     Shs              49455U100     29,141        381,432       SOLE    NONE     381,432
Kinder Morgan Inc. Del           Com              49456B101     24,306        684,277      OTHER     1                 684,277
Kinder Morgan Inc. Del           Com              49456B101     12,242        344,638       SOLE    NONE     344,638
Kinder Morgan Inc. Del           *W EXP 05/25/201 49456B119         71         20,275       SOLE    NONE      20,275
Natural Resource Partners L      Com Unit L P     63900P103      6,479        312,556      OTHER     1                 312,556
Natural Resource Partners L      Com Unit L P     63900P103         81          3,900       SOLE               3,900
NextEra Energy Inc               Com              65339F101     22,296        317,025      OTHER     1                 317,025
NextEra Energy Inc               Com              65339F101      4,211         59,869       SOLE    NONE      59,869
Nisource Inc                     Com              65473P105     40,286      1,581,098      OTHER     1               1,581,098
Nisource Inc                     Com              65473P105     12,246        480,602       SOLE    NONE     480,602
Nustar Energy LP                 Unit Com         67058H102     46,861        921,017      OTHER     1                 921,017
Nustar Energy LP                 Unit Com         67058H102     25,944        509,910       SOLE    NONE     509,910
NuStar GP Holdings LLC           Unit Restg LLC   67059L102     17,031        534,897      OTHER     1                 534,897
NuStar GP Holdings LLC           Unit Restg LLC   67059L102     20,367        639,662       SOLE    NONE     639,662
Oneok Partners LP                Unit Ltd Partn   68268N103     20,785        349,322      OTHER     1                 349,322
Oneok Partners LP                Unit Ltd Partn   68268N103      5,713         96,016       SOLE    NONE      96,016
Spectra Energy Partners LP       Com              84756N109     22,662        711,974      OTHER     1                 711,974
Spectra Energy Partners LP       Com              84756N109     15,511        487,316       SOLE    NONE     487,316
Sunoco Logistics Prtnrs L P      Com Units        86764L108     33,088        709,282      OTHER     1                 709,282
Sunoco Logistics Prtnrs L P      Com Units        86764L108      7,589        162,676       SOLE    NONE     162,676
TC Pipelines LP                  Ut Com Ltd Prt   87233Q108     30,649        678,817      OTHER     1                 678,817
TC Pipelines LP                  Ut Com Ltd Prt   87233Q108     13,086        289,834       SOLE    NONE     289,834
Transcanada Corp                 Com              89353D107     34,975        768,677      OTHER     1                 768,677
Transcanada Corp                 Com              89353D107      2,036         44,749       SOLE    NONE      44,749
Transmontaigne Partners L P      Com Unit L P     89376V100     26,114        687,217      OTHER     1                 687,217
Transmontaigne Partners L P      Com Unit L P     89376V100     13,062        343,746       SOLE    NONE     343,746
Williams Partners L P            Com Unit L P     96950F104     19,078        348,900      OTHER     1                 348,900
Williams Partners L P            Com Unit L P     96950F104     19,660        359,541       SOLE    NONE     359,541
Teekay LNG Partners L P          Prtnrsp Units    Y8564M105     32,988        876,863      OTHER     1                 876,863
Teekay LNG Partners L P          Prtnrsp Units    Y8564M105     16,114        428,332       SOLE    NONE     428,332